Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,614	$ 1,185
Receivables, net	1,130	593
Assets held for sale	15
Inventories, net	1,879	755
Other current assets	174	97
Total current assets	4,812	2,630
Non-current assets:
Other non-current assets	602	403
Property, plant and equipment, net	2,922	1,123
Identified intangible assets, net	8,790	573
Goodwill	9,228	2,121
Total non-current assets	21,542	4,220
Total assets	26,354	6,850
Current liabilities:
Accounts payable	1,014	729
Restructuring liabilities - current	197	37
Accrued liabilities	781	534
Short-term debt	556	20
Total current liabilities	2,548	1,320
Non-current liabilities:
Long-term debt	8,656	3,936
Restructuring liabilities	43	3
Deferred tax liabilities	2,293	76
Other non-current liabilities	1,011	714
Total non-current liabilities	12,003	4,729
Equity:
Non-controlling interests	$ 288	$ 263
Stockholders' equity:
Preferred stock, par value €0.20 per share: Authorized: 645,754,500 (2014: 645,754,500 shares) Issued: none
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2014: 430,503,000 shares) Issued and fully paid: 346,002,862 shares (2014: 251,751,500 shares)	$ 68	$ 51
Capital in excess of par value	15,150	6,300
Treasury shares, at cost: 3,998,982 shares (2014: 19,171,454 shares)	(342)	(1,219)
Accumulated other comprehensive income (loss)	181	210
Accumulated deficit	(3,542)	(4,804)
Total Stockholders' equity	11,515	538
Total equity	11,803	801
Total liabilities and equity	$ 26,354	$ 6,850